Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Issued capital [member]	Commitment To Issue Shares [Member]	Reserves [Member]	Retained earnings [member]	Total
Beginning balance, value at Nov. 30, 2020	$ 22,435,363	$ 440,501	$ 2,741,849	$ (18,682,796)	$ 6,934,917
Beginning Balance, Shares at Nov. 30, 2020	10,142,426
IfrsStatementLineItems [Line Items]
Shares issued to settle debt	$ 486,403				486,403
Shares issued to settle debt, Shares	217,984
Shares issued for services	$ 46,948				46,948
Shares issued for services, Shares	17,907
Warrants exercised for cash	$ 671,247	(440,501)	(2,953)		227,793
Warrants exercised for cash, Shares	497,251
Share-based compensation			731,079		731,079
Loss for the period				(1,518,143)	(1,518,143)
Ending balance, value at Feb. 28, 2021	$ 23,639,961		3,469,975	(20,200,939)	6,908,997
Ending Balance, Shares at Feb. 28, 2021	10,875,568
IfrsStatementLineItems [Line Items]
Shares issued pursuant to acquisition of IndieFlix	$ 799,994				799,994
Shares issued pursuant to acquisition of IndieFlix, Shares	499,996
Shares issued for cash	$ 6,915,230				6,915,230
Shares issued for cash, Shares	2,228,410
Shares issued to settle debt	$ 75,000				75,000
Shares issued to settle debt, Shares	39,894
Units issued for convertible debentures and related interest	$ 454,967		(49,967)		405,000
Units issued for convertible debentures and related interest, Shares	270,000
Shares issued for restricted share units	$ 721,502		(721,502)
Shares issued for restricted share units, Shares	487,502
Shares issued for cashless warrant exercise	$ 423,503				423,503
Shares issued for cashless warrant exercise, Shares	121,319
Share issuance costs	$ (573,351)				(573,351)
Warrants exercised for cash	$ 2,607,553		(221,353)		2,386,200
Warrants exercised for cash, Shares	1,290,000
Options exercised for cash	$ 38,561		(19,561)		19,000
Options exercised for cash, Shares	10,000
Share-based compensation			943,243		943,243
Loss for the period				(11,261,228)	(11,261,228)
Ending balance, value at Nov. 30, 2021	$ 35,102,920		3,400,835	(31,462,167)	7,041,588
Ending Balance, Shares at Nov. 30, 2021	15,822,689
IfrsStatementLineItems [Line Items]
Shares issued pursuant to acquisition of iGEMS	$ 233,750				233,750
Shares issued pursuant to acquisition of iGEMS, Shares	212,500
Share-based compensation			139,870		139,870
Loss for the period				(870,720)	(870,720)
Ending balance, value at Feb. 28, 2022	$ 35,336,670		$ 3,540,705	$ (32,332,887)	$ 6,544,488
Ending Balance, Shares at Feb. 28, 2022	16,035,189